Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events

21. Subsequent Events

After December 31, 2013, as previously announced, the Board of Directors approved an additional 10 million shares for repurchase as part of the Company’s share repurchase program (see Note 13).

There were no other reportable events subsequent to December 31, 2013.